Contingent Liabilities and Commitments_Payment Guarantees That Are Exposed To Credit Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
The financial instruments applying 12-month expected credit losses
Disclosure of internal credit grades [Line Items]
Credit exposure	₩ 8,808,274	₩ 7,730,202
The financial instruments applying 12-month expected credit losses | Confirmed payment guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	6,437,530	5,412,211
The financial instruments applying 12-month expected credit losses | Confirmed payment guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	4,220,046	3,726,259
The financial instruments applying 12-month expected credit losses | Confirmed payment guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	2,105,637	1,571,258
The financial instruments applying 12-month expected credit losses | Confirmed payment guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	93,074	84,251
The financial instruments applying 12-month expected credit losses | Confirmed payment guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	18,773	30,443
The financial instruments applying 12-month expected credit losses | Confirmed payment guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	2,370,744	2,317,991
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,228,258	1,102,478
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	1,121,159	1,180,137
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	17,091	25,749
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	4,236	9,627
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
The financial instruments applying lifetime expected credit losses
Disclosure of internal credit grades [Line Items]
Credit exposure	9,243,243	8,019,499
The financial instruments applying lifetime expected credit losses | Confirmed payment guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	6,743,238	5,587,316
The financial instruments applying lifetime expected credit losses | Confirmed payment guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	4,220,742	3,726,438
The financial instruments applying lifetime expected credit losses | Confirmed payment guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	2,143,908	1,600,292
The financial instruments applying lifetime expected credit losses | Confirmed payment guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	174,391	97,836
The financial instruments applying lifetime expected credit losses | Confirmed payment guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	191,213	148,029
The financial instruments applying lifetime expected credit losses | Confirmed payment guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	12,984	14,721
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	2,500,005	2,432,183
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,229,547	1,104,225
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	1,153,572	1,197,932
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	38,048	41,974
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	67,200	75,813
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	11,638	12,239
Non-impaired
Disclosure of internal credit grades [Line Items]
Credit exposure	413,390	262,307
Non-impaired | Confirmed payment guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	295,597	160,135
Non-impaired | Confirmed payment guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	696	179
Non-impaired | Confirmed payment guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	38,271	29,034
Non-impaired | Confirmed payment guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	81,317	13,585
Non-impaired | Confirmed payment guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	172,440	117,166
Non-impaired | Confirmed payment guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	2,873	171
Non-impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	117,793	102,172
Non-impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	1,289	1,747
Non-impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	32,413	17,795
Non-impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	20,957	16,225
Non-impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	62,964	66,186
Non-impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	170	219
Impaired
Disclosure of internal credit grades [Line Items]
Credit exposure	21,579	26,990
Impaired | Confirmed payment guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	10,111	14,970
Impaired | Confirmed payment guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Confirmed payment guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Confirmed payment guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Confirmed payment guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	0	420
Impaired | Confirmed payment guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	10,111	14,550
Impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [Line Items]
Credit exposure	11,468	12,020
Impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [Line Items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [Line Items]
Credit exposure	₩ 11,468	₩ 12,020